Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Grants
The company does not currently utilize stock options as part of its compensation program. For all types of awards, the Compensation Committee currently does not utilize formal guidelines regarding the timing of equity award grants.
However, in the event that material
non-public
information becomes known to the Compensation Committee prior to granting an equity award, the Compensation Committee will take the existence of such information into consideration and make an assessment in its business judgment whether to delay the grant of any proposed equity award in order to avoid any impropriety.
In 2025, the company did
not time
the disclosure of material
non-public
information for the purpose of affecting the value of executive compensation.

Award Timing Method	The company does not currently utilize stock options as part of its compensation program. For all types of awards, the Compensation Committee currently does not utilize formal guidelines regarding the timing of equity award grants.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	However, in the event that material
non-public
information becomes known to the Compensation Committee prior to granting an equity award, the Compensation Committee will take the existence of such information into consideration and make an assessment in its business judgment whether to delay the grant of any proposed equity award in order to avoid any impropriety.
MNPI Disclosure Timed for Compensation Value	false